LOSS PER SHARE	6 Months Ended
Jul. 02, 2011
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE
3.    (LOSS) EARNINGS PER SHARE

    The reconciliation of shares used to calculate basic and diluted (loss) earnings per share consists of the following:

	Three months ended		Six months ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Weighted average common shares for basic (loss) earnings per share	67,616	64,902	67,327	64,553

Effect of dilutive securities:
Stock options (*)	-	1,689	-	-
Unvested restricted shares (*)	-	515	-	-

Adjusted weighted average shares for diluted (loss) earnings per share	67,616	67,106	67,327	64,553

*	Incremental shares from restricted shares and stock options are computed using the treasury stock method.

    For the three and six months ended July 2, 2011 and July 3, 2010, potential additional dilution arising from any of the Company's outstanding stock options or unvested restricted stock (shares or units) are detailed below. Such potential dilution was excluded as their effect was anti-dilutive.

	Three months ended		Six months ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010

Stock options	4,959	1,764	4,959	4,933
Unvested restricted shares and units	2,604	365	2,604	2,060